Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Cash and due from banks	$ 27,721	$ 30,919
Interest-bearing deposits	30,384	28,347
Cash and cash equivalents	58,105	59,266
Investment securities available for sale	377,363	388,003
Other investments	2,595	2,728
Total securities	379,958	390,731
Mortgage loans held for sale	1,136	1,367
Loans	1,204,388	1,138,404
Less allowance for credit losses	(10,126)	(9,995)
Net loans	1,194,262	1,128,409
Premises and equipment, net	14,162	14,847
Cash surrender value of life insurance	17,837	17,675
Other real estate	0	369
Right of use lease asset	3,477	4,013
Accrued interest receivable and other assets	33,211	35,285
Total assets	1,702,148	1,651,962
Deposits:
Noninterest-bearing demand	394,563	402,254
Interest-bearing demand, MMDA & savings	760,883	741,363
Time, over $250,000	160,389	147,439
Other time	193,390	193,675
Total deposits	1,509,225	1,484,731
Junior subordinated debentures	15,464	15,464
Lease liability	3,615	4,136
Accrued interest payable and other liabilities	16,726	17,068
Total liabilities	1,545,030	1,521,399
Shareholders' equity:
Preferred stock, no par value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,457,646 shares at December 31, 2024 and 5,534,499 shares at December 31, 2023	48,708	48,658
Common stock held by deferred compensation trust, at cost; 158,580 shares at December 31, 2024 and 163,702 shares at December 31, 2023	(1,510)	(1,757)
Deferred compensation	1,510	1,757
Retained earnings	135,645	121,062
Accumulated other comprehensive loss	(27,235)	(39,157)
Total shareholders' equity	157,118	130,563
Total liabilities and shareholders' equity	$ 1,702,148	$ 1,651,962